LONG-TERM DEBT AND CREDIT FACILITIES - Credit Facilities (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 01, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 14, 2017	Feb. 07, 2017
Disclosure of detailed information about borrowings [line items]
Repayment of credit facility			$ 0	$ 70,000,000
Outstanding borrowing amount			1,300,000	3,200,000
February 2016 Four Year Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit term	4 years
Maximum borrowing capacity	$ 100,000,000			170,000,000		$ 250,000,000
Accordion feature	$ 150,000,000			80,000,000
Uncommitted capacity					$ 100,000,000
February 2016 Four Year Credit Facility, Letters of Credit
Disclosure of detailed information about borrowings [line items]
Outstanding borrowing amount			$ 1,300,000	2,800,000
Four Year Unsecured Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit term	4 years
Maximum borrowing capacity	$ 500,000,000
Repayment of credit facility		$ 70,000,000
Other Letters of Credit
Disclosure of detailed information about borrowings [line items]
Outstanding borrowing amount				$ 400,000